                                    Annual Report

                                   August 31, 1996

                               THE RUSHMORE FUND, INC.

                                    NOVA PORTFOLIO

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                         STATEMENT OF ASSETS AND LIABILITIES
                                   AUGUST 31, 1996



ASSETS
    Mutual Funds--Fund for Government Investors
       100,170 shares (Cost $100,170) (Note 1)....................   $  100,170
    Interest Receivable...........................................          379
                                                                     ----------
            Total Assets..........................................      100,549
                                                                     ----------

LIABILITIES
    Administration Fee Payable....................................           60
                                                                     ----------
           Total Liabilities......................................           60
                                                                     ----------

NET ASSETS........................................................   $  100,489
                                                                     ----------
                                                                     ----------

Shares Outstanding   .............................................       10,000
                                                                     ----------
                                                                     ----------

Net Asset Value Per Share   ......................................     $  10.05
                                                                     ----------
                                                                     ----------


                          See Notes to Financial Statements.

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                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                               STATEMENT OF OPERATIONS
                          FOR THE YEAR ENDED AUGUST 31, 1996



INVESTMENT INCOME
    Interest (Note 1).............................................   $   9,360
    Dividends (Note 1)............................................       1,369
                                                                     ----------
        Total Investment Income...................................      10,729
                                                                     ----------

EXPENSES

    Investment Advisory Fee (Note 2)..............................       1,641
    Administrative Fee (Note 2)...................................       1,186
                                                                     ----------
        Total Expenses............................................       2,827
                                                                     ----------

NET INVESTMENT INCOME.............................................       7,902
                                                                     ----------

    Net Realized Gain on Investments..............................      34,335
    Net Change in Unrealized Appreciation (Depreciation) of
     Investments..................................................      (3,633)
                                                                     ----------

NET GAIN ON INVESTMENTS...........................................      30,702
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $  38,604
                                                                     ----------
                                                                     ----------

                          See Notes to Financial Statements.

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                          STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE YEAR ENDED AUGUST 31,


                                                      1996             1995
                                                    --------         ---------
FROM INVESTMENT ACTIVITIES
    Net Investment Income . . . . . . . . . . . .   $  7,902        $  12,760
    Net Realized Gains on Investment
     Transactions . . . . . . . . . . . . . . . .     34,335           38,774
    Net Change in Unrealized Appreciation
    (Depreciation) of Investments . . . . . . . .     (3,633)           3,633
                                                    ----------      -----------
        Net Increase in Net Assets Resulting from
         Operations. . . . . . . . . . . . . . .      38,604           55,167
                                                    ----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From Net Investment Income (Note 1) . . . . .    (20,173)               -
    From Net Realized Capital Gains . . . . . . .    (73,109)               -
                                                    ----------      -----------
        Total Distributions to Shareholders . . .    (93,282)               -
                                                    ----------      -----------
FROM SHARE TRANSACTIONS
    Net Proceeds from Sales of Shares . . . . . .    156,369          625,000
    Shares Issued in Reinvestment of Dividends. .     12,407                -
    Cost of Shares Redeemed . . . . . . . . . . .   (693,776)               -
                                                    ----------      -----------
        Net (Increase) Decrease in Net Assets
         Resulting from Share Transactions. . . .   (525,000)         625,000
                                                    ----------      -----------
            Total Increase (Decrease) in
             Net Assets . . . . . . . . . . . . .   (579,678)         680,167
NET ASSETS - Beginning of Year. . . . . . . . . .    680,167                -
                                                    ----------      -----------

NET ASSETS - End of Year. . . . . . . . . . . . . $  100,489       $  680,167
                                                   -----------      -----------
                                                   -----------      -----------

SHARES
    Sold. . . . . . . . . . . . . . . . . . . . .     14,855           62,500
    Issued in Reinvestment of Distributions . . .      1,123                -
    Redeemed. . . . . . . . . . . . . . . . . . .    (68,478)               -
                                                   -----------      -----------
        Net Increase in Shares. . . . . . . . . .    (52,500)          62,500
                                                   -----------      -----------


                          See Notes to Financial Statements.

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                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                                 FINANCIAL HIGHLIGHTS



                                                                                        For the Year Ended August 31,
                                                                         --------------------------------------------------------
                                                                            1996        1995        1994        1993        1992
                                                                         --------    --------    --------    --------    --------
Per Share Operating Performance:
    Net Asset Value - Beginning of Year................................  $  10.88     $  0.00    $  10.01     $  9.46    $  10.73
                                                                         --------     -------    --------     -------    --------
    Income from Investment Operations:
        Net Investment Income..........................................     0.435       0.310       0.060       0.157       0.186
        Net Realized and Unrealized Gains (Losses) on Securities.......     3.529       0.570           -       0.711      (1.170)
                                                                         --------     -------    --------     -------    --------
            Total from Investment Operations...........................     3.964       0.880       0.060       0.868      (0.984)
                                                                         --------     -------    --------     -------    --------
    Distributions to Shareholders:
        From Net Investment Income.....................................    (0.590)          -           -      (0.318)     (0.286)
        From Net Realized Capital Gains................................    (3.114)          -           -           -           -
                                                                         --------     -------    --------     -------    --------
            Total Distributions to Shareholders........................    (3.704)          -           -      (0.318)     (0.286)
                                                                         --------     -------    --------     -------    --------
    Liquidation of Assets and Redemption of all Outstanding Shares.....   (11.090)          -     (10.070)          -           -
    From Share Transactions............................................    10.000(1)   10.000(2)        -           -           -
                                                                         -----------   ---------  --------     -------    --------
    Net Increase (Decrease) in Net Asset Value.........................     (0.83)      10.88      (10.01)       0.55       (1.27)
                                                                         --------     -------    --------     -------    --------
    Net Asset Value - End of Year......................................  $  10.05    $  10.88     $  0.00    $  10.01     $  9.46
                                                                         --------     -------    --------     -------    --------
                                                                         --------     -------    --------     -------    --------

Total Investment Return................................................     7.58%     8.80%(b)      0.90%       9.36%       (7.79)%

Ratios to Average Net Assets:
    Expenses..........................................................      1.19%(a)    1.25%(c)    0.90%(a)    1.36%       1.12%
    Net Investment Income..............................................     3.32%       2.97%(c)    2.41%       1.56%       1.88%

Supplementary Data:
    Portfolio Turnover Rate............................................     71.2%      224.4%        0.0%    1,288.9%    2,100.8%
    Net Assets at End of Year (000's omitted)..........................       100         680           0         468      13,918
    Number of Shares Outstanding at End of Year (000's omitted)........        10          63           0          47       1,471


(1) During the year ended August 31, 1996, all outstanding shares were redeemed at a net asset value of $11.09 per share, thereby resulting in the liquidation of all net assets of the Portfolio. Subsequently, 10,000 shares were sold at $10.00 per share when net asset value of the Portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and another affiliated person of the Portfolio, owning 100% of the Portfolio's shares.
(2) During the year ended August 31, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and other affiliated persons of the Portfolio, owning 80% of the Portfolio's shares.
(a) Reflects all fees paid for services provided during the period. Investment advisory services were not provided for part of the period due to investment activity having ceased.
(b) Reflects the total return for the period January 3, 1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the fund had net assets and shareholders.
(c) Annualized.


                          See Notes to Financial Statements.

                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                            NOTES TO FINANCIAL STATEMENTS
                                   AUGUST 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Rushmore Fund, Inc. (Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of two separate portfolios each with its own investment objectives and policies. These financial statements report on one of the two portfolios: the Nova Portfolio. The Nova Portfolio ("Portfolio") is a non-diversified investment company. On August 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Portfolio consistently follows:

    (a) Listed securities are valued at the last sales price. Options and futures contracts are valued at the last sales price as of the close of trading on the applicable exchanges. If market quotations are not readily available, the Board of Directors will value the Portfolio's securities in good faith.

    (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities are computed on an identified cost basis.

    (c) Income dividends are declared and paid annually in the Portfolio. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed annually in the Portfolio. Long-term gains, if any, are distributed annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

    (e) When the Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Portfolio's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment advisory and management services are provided by Money
    Management Associates, ("Adviser"). Under an agreement with the Adviser, the Portfolio pays a fee for such services at an annual rate of 0.75% of the average daily net assets of the Portfolio. Certain Officers and Directors of the Fund are affiliated with the Adviser.

    Rushmore Trust and Savings, FSB (Trust), a majority owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Portfolio. In addition, the Trust serves as custodian of the Portfolio's assets and pays the operating expenses of the Portfolio. For these services, the Trust receives an annual fee of 0.50% of the average net assets of the Portfolio.

    The Portfolio invests its excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Portfolio.

3.  SECURITIES TRANSACTIONS
    For the year ended August 31, 1996, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

              Purchases......................................    $33,280
                                                               ----------
              Sales..........................................   $180,497
                                                               ----------


4.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
    Unrealized appreciation (depreciation) as of August 31, 1996, cost for Federal income tax purposes is as follows:

              Gross Unrealized Appreciation..................         $0
              Gross Unrealized Depreciation..................          0
                                                               ----------
              Net Unrealized Appreciation....................         $0
                                                               ----------
                                                               ----------

              Cost of Investments for
              Federal Income Tax purposes....................         $0
                                                               ----------
                                                               ----------

5.       NET ASSETS
    At August 31, 1996, net assets consisted of the following:

              Paid-in Capital................................   $100,000
              Undistributed Net Investment Income............        489
              Accumulated Net Realized
              Gain on Investments............................          0
              Net Unrealized Appreciation on
              Investments....................................          0
                                                               ----------
              Net Assets.....................................   $100,489
                                                               ----------
                                                               ----------

                             INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors
of The Rushmore Fund, Inc.:

We have audited the statement of assets and liabilities of the Nova Portfolio (one of the Portfolios) of The Rushmore Fund, Inc. as of August 31, 1996, the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nova Portfolio (one of the Portfolios) of The Rushmore Fund, Inc. at August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the presented periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Princeton, New Jersey
October 11, 1996